Average Annual Total Returns - LVIP T Rowe Price 2040 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	16.62%	9.53%	6.86%	16.34%	9.25%	6.59%	13.37%	10.95%	9.26%